SCHEDULE OF RECONCILIATION OF INCOME TAX RATE TO EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Israel corporate income tax rate	23.00%	23.00%
Non-deductible share-based compensation	(0.16%)	(0.85%)
Effect of change in fair value of convertible securities	(28.92%)	20.97%
Change in valuation allowance	6.08%	(43.12%)
Effective tax rate